Fair Value Measurements (Restricted cash and Restricted Time Deposits, Narrative) (Details) - Fair Value, Measurements, Recurring [Member] - Changyou [Member] - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loan received from bank	$ 153.0	$ 215.6
Interest income from restricted time deposits			$ 5.0	$ 0.1
Interest expense on bank loans			$ 5.3	0.1
Deposit certificates pledged		212.0		212.0
Restricted Cash [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deposit certificates pledged		110.0		110.0
Restricted Time Deposit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deposit certificates pledged		$ 102.0		$ 102.0